Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash at bank	$ 880	$ 3,611
Other receivables	15	20
Inventory	34	34
Security deposit	28	28
Prepaid expenses and other current assets	104	200
Total current assets	1,061	3,893
Non-current assets
Property and equipment	27	28
Operating lease right-of-use asset, net	367	422
Total assets	1,455	4,343
Current liabilities
Accounts payable and accrued liabilities	1,096	1,772
Operating lease liability due within one year	33	58
Total current liabilities	1,129	1,830
Long term operating lease liability	338	368
Total liabilities	1,467	2,198
Equity
Share capital - unlimited authorized shares at no par value 78,711 and 77,961 shares outstanding at March 31, 2021 and December 31, 2020, respectively	152,742	151,722
Share capital subscription receivable	(589)	(589)
Additional paid-in capital	30,299	31,037
Accumulated deficit	(182,464)	(180,025)
Total Stockholders' equity	(12)	2,145
Total liabilities and stockholders' equity	$ 1,455	$ 4,343